UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6447

Federated Fixed Income Securities, Inc.
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(Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
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(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
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(Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2006 - 6/30/2007

Federated Limited Term Municipal Fund
Federated Municipal Ultrashort Fund
Federated Strategic Income Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the funds named above were entitled to vote.


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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Federated Fixed Income Securities, Inc.

By (Signature and Title)   /s/ J. Christopher Donahue
                               J. Christopher Donahue
                               Principal Executive Officer and President
Date:  August 21, 2007